Shareholder Report, Holdings (Details) - C000126338	Oct. 31, 2024
Curtiss-Wright Corp.None_231561101
Holdings [Line Items]
Percent of Total Investments	4.09%
Williams-Sonoma, Inc.None_969904101
Holdings [Line Items]
Percent of Total Investments	3.98%
Westinghouse Air Brake Technologies Corp.None_929740108
Holdings [Line Items]
Percent of Total Investments	3.63%
Revvity, Inc.None_714046109
Holdings [Line Items]
Percent of Total Investments	3.61%
MetLife, Inc.None_59156R108
Holdings [Line Items]
Percent of Total Investments	3.38%
Rockwell Automation, Inc.None_773903109
Holdings [Line Items]
Percent of Total Investments	3.36%
Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.19%
Hubbell, Inc.None_443510607
Holdings [Line Items]
Percent of Total Investments	3.17%
Hologic, Inc.None_436440101
Holdings [Line Items]
Percent of Total Investments	3.12%
Lindsay Corp.None_535555106
Holdings [Line Items]
Percent of Total Investments	3.11%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%